Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right of use asset	$ 43,668
Operating lease, liability	51,144
Present value of lease liabilities	$ 136,228
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	18 years